Introduction and overview of Group's risk management - Financial instruments by category - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,118,253	$ 1,506,147
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,112,122	1,341,036
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,121	165,100
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10	11
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	211,025	222,789
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	211,025	222,789
Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	387,019	201,759
Other receivables | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	387,019	201,759
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	514,078	916,488
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	514,078	916,488
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10	11
Financial assets at fair value through other comprehensive income, category [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10	11
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,121	165,100
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 6,121	$ 165,100